Earning Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income	$ 15,521	$ 11,288	$ 17,377	$ 13,700	$ 13,116
Undistributed earnings allocated to participating securities	184	112	168	193	261
Dividends paid on participating securities	119	111	169	155	125
Net income available to common shareholders	15,218	11,065	17,040	13,352	12,730
Weighted-average basic shares outstanding (shares)	10,588,554	7,502,758	7,626,205	6,668,534	6,518,224
Basic earnings per share (usd per share)	$ 1.44	$ 1.47	$ 2.23	$ 2.00	$ 1.95
Weighted-average basic shares outstanding (shares)	10,588,554	7,502,758	7,626,205	6,668,534	6,518,224
Add dilutive stock warrants (shares)	58,874	23,126	23,161	6,544	0
Total weighted-average diluted shares outstanding (shares)	10,647,428	7,525,884	7,649,366	6,675,078	6,518,224
Diluted earnings per share (usd per share)	$ 1.43	$ 1.47	$ 2.23	$ 2.00	$ 1.95
Anti-dilutive participating securities (shares)	139,416	102,086	105,238	100,517	101,767
Pro Forma
Earnings Per Share [Line Items]
Net income	11,895	7,653	12,147	9,357	8,775
Undistributed earnings allocated to participating securities	113	40	66	82	133
Dividends paid on participating securities	119	111	169	155	125
Net income available to common shareholders	$ 11,663	$ 7,502	$ 11,912	$ 9,120	$ 8,517
Pro forma basic earnings per share (usd per share)	$ 1.10	$ 1.00	$ 1.56	$ 1.37	$ 1.31
Pro forma diluted earnings per share (usd per share)	$ 1.10	$ 1.00	$ 1.56	$ 1.37	$ 1.31